Debt - Cabot Senior Revolving Credit Facility (Details)		12 Months Ended
	Nov. 11, 2015 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 12, 2017 USD ($)	Dec. 12, 2017 GBP (£)	Sep. 20, 2012 GBP (£)
Debt Instrument [Line Items]
Weighted average interest rate		4.03%	3.56%
Cabot Credit Agreement
Debt Instrument [Line Items]
Revolving credit facility							£ 50,000,000.0
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility | $		$ 794,600,000.0
Cabot senior revolving credit facility
Debt Instrument [Line Items]
Maximum loan to value ratio	0.75%
Outstanding borrowings for credit facility | $		$ 179,008,000	$ 33,218,000
Weighted average interest rate		3.60%	3.95%
Senior Loans | Cabot senior revolving credit facility
Debt Instrument [Line Items]
Maximum loan to value ratio	25.00%
LIBOR | Cabot senior revolving credit facility
Debt Instrument [Line Items]
Debt instrument, initial spread percentage	3.25%
Debt instrument, alternate basis spread on variable rate	2.75%
LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument, initial spread percentage		2.50%
Cabot Credit Agreement, Tranche with Expiration in September 2019 | Secured Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility				£ 245,000,000		£ 245,000,000.0
Cabot Credit Agreement | Secured Debt
Debt Instrument [Line Items]
Revolving credit facility	£ 250,000,000.0				$ 395,200,000	£ 295,000,000
Cabot Credit Agreement | Secured Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum utilization of credit facility		20.00%
Cabot Credit Agreement | Senior Loans | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum utilization of credit facility	20.00%
Cabot Credit Agreement, Tranche with Expiration in March 2022 | Secured Debt | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility				£ 50,000,000.0